iShares
®
iBonds
®
1-5 Year TIPS Ladder ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Fixed Income  —  99 .8%
iShares iBonds Oct 2027 Term TIPS ETF ......... 174,895 $ 4,497,425
iShares iBonds Oct 2028 Term TIPS ETF ......... 174,496 4,490,654
iShares iBonds Oct 2029 Term TIPS ETF ......... 174,562 4,485,371
iShares iBonds Oct 2030 Term TIPS ETF
(b)
....... 174,762 4,475,323
iShares iBonds Oct 2031 Term TIPS ETF ......... 174,562 4,468,002
22,416,775
a
Total Long-Term Investments — 99.8%
(Cost: $ 22,858,957 ) ................................. 22,416,775
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(a) (c) (d)
...................... 26,492 $ 26,500
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(a) (c)
............................ 30,735 30,735
a
Total Short-Term Securities — 0.3%
(Cost: $ 57,235 ) .................................... 57,235
Total Investments — 100.1%
(Cost: $ 22,916,192 ) ................................. 22,474,010
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (26,351)
Net Assets — 100.0% ................................. $ 22,447,659
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ —  $ 26,500
(a)
$ —  $ —  $ —  $ 26,500  26,492  $ 6
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 10,887  19,848
(a)
—  —  —  30,735  30,735  782  —
iShares iBonds Oct
2026 Term TIPS
ETF
(c)
........ 1,821,967  3,464,137  (5,333,597) 44,337  3,156  —  —  28,612  —
iShares iBonds Oct
2027 Term TIPS
ETF ......... 1,823,162  3,556,134  (825,121) (1,866) (54,884) 4,497,425  174,895  136,944  —
iShares iBonds Oct
2028 Term TIPS
ETF ......... 1,832,507  3,567,073  (824,761) (3,266) (80,899) 4,490,654  174,496  142,543  —
iShares iBonds Oct
2029 Term TIPS
ETF ......... 1,828,387  3,552,459  (795,879) (4,127) (95,469) 4,485,371  174,562  139,220  —
iShares iBonds Oct
2030 Term TIPS
ETF ......... 1,835,953  3,554,318  (785,494) (7,592) (121,862) 4,475,323  174,762  145,472  6,867
iShares iBonds Oct
2031 Term TIPS
ETF ......... —  4,589,603  (2,202) (59) (119,340) 4,468,002  174,562  104,243  —
$ —  $ 27,427  $ (469,298)
$ 22,474,010
$ 697,822  $ 6,867
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
1-5 Year TIPS Ladder ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ....................................... $ 22,416,775  $ —  $ —  $ 22,416,775
Short-Term Securities
Money Market Funds ........................................ 57,235  —  —  57,235
$ 22,474,010  $ —  $ —  $ 22,474,010
Portfolio Abbreviation
TIPS Treasury Inflation Protected Security